Short-Term Deposits and Restricted Cash (Schedule of Short-Term Deposits and Restricted Cash) (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Disclosure of short-term investments and deposits [Abstract]
Short-term deposits and restricted cash	[1]	$ 229	$ 564,247

[1]	A significant portion of the balance in 2020 was used to pay for the acquisition of CPV in January 2021. For further details, refer to Note 10.a.1.i.